Summary of Principal Accounting Policies - Summary of Property and Equipment Net, Expected Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Leasehold Improvements
Summary Of Principle Accounting Policies [Line Items]
Property and equipment net, expected useful lives, description	Over the shorter of the lease term or estimated useful lives
Buildings
Summary Of Principle Accounting Policies [Line Items]
Property and equipment net, expected useful lives	20 years
Furniture, Fixture and Equipment | Minimum
Summary Of Principle Accounting Policies [Line Items]
Property and equipment net, expected useful lives	3 years
Furniture, Fixture and Equipment | Maximum
Summary Of Principle Accounting Policies [Line Items]
Property and equipment net, expected useful lives	5 years
Motor Vehicles
Summary Of Principle Accounting Policies [Line Items]
Property and equipment net, expected useful lives	5 years